Debt - Unsecured Bonds (Detail) - EUR (€)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt [Line Items]
Non-current portion of non-current borrowings		€ 7,035,000,000	€ 7,270,000,000	€ 6,473,000,000
Unsecured bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		5,894	5,439
Euro [Member] | Unsecured bonds [Member] | Unsecured EUR Bonds Due 30/03/2025 1 3/8% [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		346	346
Euro [Member] | Unsecured bonds [Member] | Unsecured EUR Bonds Due 22/05/2026 1/2 percent [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		750	750
Euro [Member] | Unsecured bonds [Member] | Unsecured EUR Bonds Due 05/05/2027 1 7/8% [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		750	750
Euro [Member] | Unsecured bonds [Member] | Unsecured EUR Bonds Due 05/02/2028 1 3/8 Percent [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		500	500
Euro [Member] | Unsecured bonds [Member] | Unsecured EUR Bonds Due 05/11/2029 2 1/8% [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		650	650
Euro [Member] | Unsecured bonds [Member] | Unsecured EUR Bonds Due 30/03/2030 2% [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		500	500
Euro [Member] | Unsecured bonds [Member] | Unsecured EUR Bonds due 08/09/2031 4 2.8% [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		500
Euro [Member] | Unsecured bonds [Member] | Unsecured EUR Bonds Due 05/05/2033 2 5/8% [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 600	600
Euro [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured EUR Bonds Due 30/03/2025 1 3/8% [Member]
Debt [Line Items]
Borrowings, interest rate		1.509%
Euro [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured EUR Bonds Due 22/05/2026 1/2 percent [Member]
Debt [Line Items]
Borrowings, interest rate		0.608%
Euro [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured EUR Bonds Due 05/05/2027 1 7/8% [Member]
Debt [Line Items]
Borrowings, interest rate		2.049%
Euro [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured EUR Bonds Due 05/11/2029 2 1/8% [Member]
Debt [Line Items]
Borrowings, interest rate		4.33%
Euro [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured EUR Bonds Due 30/03/2030 2% [Member]
Debt [Line Items]
Borrowings, interest rate		2.128%
Euro [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured EUR Bonds Due 05/05/2033 2 5/8% [Member]
Debt [Line Items]
Borrowings, interest rate		2.71%
Euro [Member] | Effective interest rate [Member] | Unsecured bonds [Member] | Unsecured EUR Bonds Due 05/02/2028 1 3/8 Percent [Member]
Debt [Line Items]
Borrowings, interest rate		1.523%
Euro [Member] | Effective interest rate [Member] | Unsecured bonds [Member] | Unsecured EUR Bonds Due 05/11/2029 2 1/8% [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 0.02441
US Dollar [Member] | Unsecured bonds [Member]
Debt [Line Items]
Unsecured bonds adjustments	[1]	(47)	(57)
US Dollar [Member] | Unsecured bonds [Member] | Unsecured USD Bonds Due 05/15/2025 7 3/4 Percent [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		49	51
US Dollar [Member] | Unsecured bonds [Member] | Unsecured USD Bonds Due 05/15/2025 7 1/8 Percent [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		75	78
US Dollar [Member] | Unsecured bonds [Member] | Unsecured USD Bonds Due 06/01/2026 7 1/5 Percent [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		114	119
US Dollar [Member] | Unsecured bonds [Member] | Unsecured USD Bonds Due 11/03/2038 6 7/8 Percent [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		657	683
US Dollar [Member] | Unsecured bonds [Member] | Unsecured USD Bonds Due 03/15/2042 5 Percent [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 452	€ 470
US Dollar [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured USD Bonds Due 05/15/2025 7 3/4 Percent [Member]
Debt [Line Items]
Borrowings, interest rate		7.429%
US Dollar [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured USD Bonds Due 05/15/2025 7 1/8 Percent [Member]
Debt [Line Items]
Borrowings, interest rate		6.794%
US Dollar [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured USD Bonds Due 06/01/2026 7 1/5 Percent [Member]
Debt [Line Items]
Borrowings, interest rate		6.885%
US Dollar [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured USD Bonds Due 11/03/2038 6 7/8 Percent [Member]
Debt [Line Items]
Borrowings, interest rate		7.21%
US Dollar [Member] | Effective interest rate [Member] | Long-term borrowings [member] | Unsecured USD Bonds Due 03/15/2042 5 Percent [Member]
Debt [Line Items]
Borrowings, interest rate		5.273%

[1]	Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.